Other Gains, Net (Details) - Schedule of other gains, net - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other gains, net [Abstract]
Net gains on confiscated credit risk mitigation positions	[1]	¥ 71,380,536	¥ 12,733,681	¥ 13,446,619
Profits/(losses) from fair value changes	[2]	(362,855)	1,101,669	56,773
Foreign exchange (losses)/gains		7,355,135	786,080	(5,345,004)
Net loss on disposal of property and equipment		(30,742)	(328,262)	(2,868)
Mortgage agency service revenue				511,500
Others		11,571,964	7,768,674	1,093,452
Total		¥ 89,914,038	¥ 22,061,842	¥ 9,760,472

[1]	Sales partners provide CRMPs as security deposits. Pursuant to the collaboration agreements if the debtor’s loan principal repayments or accrued interests are past due or the loan is in default, sales partners are obliged to fulfill their guaranteed responsibility by selecting among different approaches, otherwise the CRMPs deposited by sales partners are confiscated by the Group, refer to Note 1
[2]	Profits/(losses) from fair value changes refers to gains or losses resulting from changes in the fair value of investment securities.